Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents
5. Cash and cash equivalents
Cash and cash equivalents as of June 30, 2024, and December 31, 2023, are as follows:

		(Unit: USD)
Cash and cash equivalent breakdown	As of June 30, 2024	As of December 31, 2023
Cash	4,330	4,402
Current account	662,958	472,313

Total	667,288	476,715

There are no restricted financial instruments as of June 30, 2024, and December 31, 2023.

5. Cash and cash equivalents
Cash and cash equivalents as of December 31, 2023, and December 31, 2022, are as follows:

Cash and cash equivalent breakdown	As of December 31, 2023	(Unit: USD) As of December 31, 2022
Cash	4,402	6,566
Current account	472,313	190,061

Total	476,715	196,627

There are no restricted financial instruments as of December 31, 2023, and December 31, 2022.